Intangible Assets	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets

NOTE 7: INTANGIBLE ASSETS

Time charters with favorable terms consist of the charter out contracts acquired in relation to containerships purchased and are analyzed as following:

Time charters with favorable terms	December 31, 2019	December 31, 2018
Acquisition cost	$71,535	$71,535
Accumulated amortization	(65,247)	(46,185)
Time charters with favorable terms net book value	$6,288	$25,350

Amortization expense for the years ended December 31, 2019 and 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 amounted to $19,062, $33,146 and $13,039, respectively, and is presented under the caption “Depreciation and amortization” in the consolidated statements of income.

The remaining aggregate amortization of acquired intangibles as of December 31, 2019 was as follows:

Description	Within one year	Year Two	Total
Time charters with favorable terms	$6,288	$—	$6,288
Total amortization	$6,288	$—	$6,288

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average remaining useful lives for time charters with favorable terms are 0.4 years.